Stock-Based Compensation - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) scheme $ / shares shares	Dec. 31, 2021 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share based stock schemes | scheme	5
Compensation expense	$ 2,531,000	$ 2,527,000
Unrecognized compensation costs	$ 3,354,000
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized cost, recognition period	2 years 25 days
RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	3 years
Compensation expense	$ 0	$ 0
Unrecognized cost, recognition period	10 years
Unvested shares outstanding (in shares) | shares	579,660
Unvested shares weighted average fair value (usd per share) | $ / shares	$ 4.72
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	2 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	5 years